VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES
TOTAL ASSETS	$ 6,536,854	$ 5,467,207
Short-term borrowings	1,202,285	933,120
Long-term borrowings	934,620
TOTAL LIABILITIES	4,644,069	4,042,149
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash	42,064	14,011
Project assets	337,836	197,366
Other assets	79,580	12,091
TOTAL ASSETS	459,480	223,468
Short-term borrowings	180,773	139,708
Long-term borrowings	52,408
Other liabilities	60,845	66,569
TOTAL LIABILITIES	$ 294,026	$ 206,277